Income Taxes - Summary of Reconciliation Between Income Taxes Computed at the U.S. Statutory Income Tax Rate (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount					$ (8,509)	$ (7,641)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount					(947)	(2,161)
Change in valuation allowance					1,016
Rate change					2,856
Credits					(811)	(541)
Permanent differences and other					307	(41)
Revaluation of warrants					1,572	(49)
Uncertain tax provision					226	(984)
Foreign withholding tax					420
Foreign rate differential					(1,448)	(1,524)
Total income tax benefit	$ (3,710)	$ (1,518)	$ (7,628)	$ (5,376)	$ (5,318)	$ (12,941)